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            As filed with the Securities and Exchange Commission on May 14, 2003
                                                     Registration No. 333-102989

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   [ ] Pre-Effective Amendment No. ___     [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                       THE MUNDER FRAMLINGTON FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

        480 Pierce Street, Birmingham, Michigan                 48009
        (Address of Principal Executive Offices)             (Zip code)

                  Registrant's Telephone Number: (248) 647-9200

                             Stephen J. Shenkenberg
                            Munder Capital Management
                                480 Pierce Street
                              Birmingham, MI 48009
                     (Name and Address of Agent for Service)

                                    Copy to:

                                Jane Kanter, Esq.
                                   Dechert LLP
                                1775 I Street, NW
                              Washington, DC 20006

(APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING): As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective: (check appropriate box)

                [X]  Immediately upon filing pursuant to paragraph (b)
               _____ On _____________ pursuant to paragraph (b)
               _____ 60 days after filing pursuant to paragraph (a)(1)
               _____ On _____________ pursuant to paragraph (a)(1)
               _____ 75 days after filing pursuant to paragraph (a)(2)
               _____ On __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                       THE MUNDER FRAMLINGTON FUNDS TRUST
                                EXPLANATORY NOTE

        The purpose of this Post-Effective Amendment filing is to file the following exhibits: (i) the Agreement and Plan of Reorganization; (ii) the final legal opinion for the merger of the Munder Bio(Tech)2 Fund into the Munder Healthcare Fund; and (iii) the final tax opinion for the merger of the Munder Bio(Tech)2 Fund into the Munder Healthcare Fund.

        Part A: INFORMATION REQUIRED IN PROXY/PROSPECTUS:

        The definitive Proxy Statement/Prospectus for the Munder Healthcare Fund is incorporated herein by reference from the Rule 497(c) filing pursuant to the Securities Act of 1933, as amended via EDGAR on March 10, 2003 (Accession # 0000950131-03-001239).

        Part B: INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

        The definitive Statement of Additional Information for the Munder Healthcare Fund is incorporated herein by reference from the Rule 497(c) filing pursuant to the Securities Act of 1933, as amended via EDGAR on March 10, 2003 (Accession # 0000950131-03-001239).


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                       THE MUNDER FRAMLINGTON FUNDS TRUST

                                     PART C

                                OTHER INFORMATION

ITEM 15.       INDEMNIFICATION

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on October 31, 2002.

ITEM 16.       EXHIBITS

     (1)       (a)      Declaration of Trust is incorporated herein by reference
                        to Pre-Effective Amendment No. 1. to the Registrant's
                        Registration Statement on Form N-1A filed with the Commission on December 19, 1996.

               (b) Certificate of Designation of New Shares and Classification of Shares on behalf of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

               (c) Certificate of Designation of Classification of Shares on behalf of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N--1A filed with the Commission on March 21, 2000.

     (2) Amended and Restated By-Laws, dated May 21, 2002, are incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 31, 2002.

     (3)       Not Applicable.

     (4)       Agreement and Plan of Reorganization is filed herein.

     (5)       Not Applicable.

     (6)       (a)      Amended and Restated Investment Advisory Agreement,
                        dated May 15, 2001, among Registrant, The Munder Funds,
                        Inc., The Munder Funds Trust, St. Clair Funds, Inc. and
                        Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 31, 2002.

               (b) Amended and Restated Investment Sub-Advisory Agreement, dated April 1, 2002, among Registrant, The Munder Funds, Inc., Munder Capital Management and Framlington Overseas Management Investment Limited is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 31, 2002.

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     (7)       Amended and Restated Combined Distribution Agreement, dated May
               15, 2001, among Registrant, The Munder Funds, Inc., The Munder Funds Trust, St. Clair Funds, Inc. and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

     (8)       Not Applicable.

     (9) Master Custodian Agreement, dated September 26, 2001, among Registrant, The Munder Funds, Inc., The Munder Funds Trust, St. Clair Funds, Inc. and State Street Bank and Trust Munder Framlington is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

     (10)      (a)      Amended and Restated Combined Distribution and Service
                        Plan, dated August 13, 2002, is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 31, 2002.

               (b) Amended and Restated Multi-Class Plan is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 31, 2002.


     (11) Opinion and consent of Dechert regarding legality of issuance of shares and other matters is filed herein.


     (12)      Opinion of Dechert regarding tax matters is filed herein.

     (13)      Not Applicable.


     (14) Consent of Independent Auditors is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2003.


     (15)      Not Applicable.


     (16) Powers of Attorney are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2003.


ITEM  17.      UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

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     (2)       The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and the State of Michigan, on the 14th day of May, 2003.

                               THE MUNDER FRAMLINGTON FUNDS TRUST
                               By:      /s/ James C. Robinson
                                        -----------------------------------
                                        James C. Robinson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES                                         TITLE                               DATE
----------                                         -----                               ----
         *                                        Trustee                                    May 14, 2003
---------------------------
 Charles W. Elliott

         *                                        Trustee                                    May 14, 2003
---------------------------
 Joseph E. Champagne

         *                                        Trustee                                    May 14, 2003
---------------------------
 Thomas D. Eckert

         *                                        Trustee                                    May 14, 2003
---------------------------
 John Rakolta, Jr.

         *                                        Trustee                                    May 14, 2003
---------------------------
 David J. Brophy

         *                                        Trustee                                    May 14, 2003
---------------------------
 Michael T. Monahan

         *                                        Trustee                                    May 14, 2003
---------------------------
Arthur T. Porter

                                                  Trustee                                    May 14, 2003
---------------------------
John Engler

/s/ James C. Robinson                            President                                   May 14, 2003
---------------------                  (Principal Executive Officer)
James C. Robinson

/s/ Peter K. Hoglund                           Vice President                                May 14, 2003
--------------------                   (Principal Financial Officer)
Peter K. Hoglund

/s/ Cherie N. Ugorowski                          Treasurer                                   May 14, 2003
-----------------------                (Principal Accounting Officer)
Cherie N. Ugorowski

* By:    /s/ Stephen J. Shenkenberg
         --------------------------
         Stephen J. Shenkenberg
         as Attorney-in-Fact


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                                INDEX OF EXHIBITS

(4)     Agreement and Plan of Reorganization.

(11)    Opinion of Dechert regarding legal matters.

(12)    Opinion of Dechert regarding tax matters.